UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	06/30/16

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
June 30, 2016 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes - 137.4%		Rate (%)	Date	Amount ($)[a]		Value ($)
Casinos - 7.8%
Boyd Gaming,
Gtd. Notes		9.00	7/1/20	2,330,000	[b]	2,448,364
Boyd Gaming,
Gtd. Notes		6.88	5/15/23	1,075,000	[b]	1,150,250
International Game Technology,
Sr. Scd. Notes		6.25	2/15/22	2,095,000	[b,c]	2,157,410
MGM Resorts International,
Gtd. Notes		11.38	3/1/18	6,310,000	[b]	7,209,175
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	740,000	[b]	838,975
Peninsula Gaming,
Gtd. Notes		8.38	2/15/18	525,000	[b,c]	527,772
Scientific Games International,
Gtd. Notes		10.00	12/1/22	4,915,000	[b]	4,018,012
TVL Finance,
Sr. Scd. Notes	GBP	8.50	5/15/23	430,000	[c]	556,472
						18,906,430
Consumer Discretionary - 19.0%
Beacon Roofing Supply,
Gtd. Notes		6.38	10/1/23	805,000	[b]	847,263
Cablevision Systems,
Sr. Unscd. Notes		8.63	9/15/17	2,675,000	[b]	2,828,812
CalAtlantic Group,
Gtd. Notes		8.38	5/15/18	2,025,000	[b]	2,230,031
CCO Holdings,
Sr. Unscd. Notes		6.63	1/31/22	2,180,000	[b]	2,305,350
Cequel Communications Holdings I,
Sr. Unscd. Notes		6.38	9/15/20	1,690,000	[b,c]	1,715,350
ClubCorp Club Operations,
Gtd. Notes		8.25	12/15/23	1,575,000	[b,c]	1,575,000
DriveTime Automotive Group,
Sr. Scd. Notes		8.00	6/1/21	1,185,000	[b,c]	1,094,644
Ferrellgas Partners,
Sr. Unscd. Notes		8.63	6/15/20	2,785,000	[b]	2,798,925
Gray Television,
Gtd. Notes		7.50	10/1/20	975,000	[b]	1,021,313
Hillman Group,
Sr. Unscd. Notes		6.38	7/15/22	1,265,000	[b,c]	1,132,175
iHeartCommunications,
Sr. Scd. Notes		9.00	12/15/19	1,865,000	[b]	1,424,394
Midcontinent Communications &
Midcontinent Finance,
Gtd. Notes		6.88	8/15/23	1,155,000	[b,c]	1,189,650
MPG Holdco I,
Gtd. Notes		7.38	10/15/22	1,730,000	[b]	1,712,700
Nexstar Broadcasting,
Gtd. Notes		6.88	11/15/20	1,615,000	[b]	1,693,731
Numericable-SFR,
Sr. Scd. Notes		7.38	5/1/26	1,650,000	[c]	1,633,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 137.4% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Discretionary - 19.0% (continued)
Prime Security Services Borrower,
Scd. Notes		9.25	5/15/23	2,850,000	[c]	3,028,125
RCN Telecom Services,
Sr. Unscd. Notes		8.50	8/15/20	2,805,000	[b,c]	2,885,644
Regal Entertainment Group,
Sr. Unscd. Notes		5.75	3/15/22	250,000		257,500
Rite Aid,
Gtd. Notes		6.75	6/15/21	1,860,000	[b]	1,957,977
Schaeffler Holding Finance,
Sr. Scd. Notes		6.75	11/15/22	209,519	[b,c]	231,519
Sinclair Television Group,
Gtd. Notes		6.38	11/1/21	1,600,000	[b]	1,688,000
StoneMor Partners,
Gtd. Notes		7.88	6/1/21	1,540,000	[b]	1,532,300
TI Group Automotive Systems,
Sr. Unscd. Notes		8.75	7/15/23	1,200,000	[b,c]	1,182,000
Townsquare Media,
Gtd. Notes		6.50	4/1/23	1,285,000	[b,c]	1,275,363
United Rentals North America,
Gtd. Notes		7.63	4/15/22	1,800,000	[b]	1,930,500
Univision Communications,
Gtd. Notes		8.50	5/15/21	250,000	[c]	261,484
Univision Communications,
Sr. Scd. Notes		6.75	9/15/22	1,020,000	[b,c]	1,081,200
Wave Holdco,
Sr. Unscd. Notes		8.25	7/15/19	1,175,625	[b,c]	1,187,381
William Lyon Homes,
Gtd. Notes		8.50	11/15/20	2,585,000	[b]	2,669,012
						46,370,843
Consumer Staples - 5.5%
Albea Beauty Holdings,
Sr. Scd. Notes		8.38	11/1/19	3,040,000	[b,c]	3,207,200
Bakkavor Finance 2,
Sr. Scd. Notes	GBP	8.75	6/15/20	975,000		1,379,812
New Albertsons,
Sr. Unscd. Bonds		8.00	5/1/31	2,075,000		2,064,625
New Albertsons,
Sr. Unscd. Debs		7.45	8/1/29	270,000		263,250
Pinnacle Operating,
Scd. Notes		9.00	11/15/20	905,000	[b,c]	764,725
Post Holdings,
Gtd. Notes		7.38	2/15/22	1,815,000	[b]	1,914,825
Post Holdings,
Gtd. Notes		8.00	7/15/25	1,310,000	[b,c]	1,459,013
RSI Home Products,
Scd. Notes		6.50	3/15/23	1,460,000	[b,c]	1,507,450
The Sun Products,
Sr. Unscd. Notes		7.75	3/15/21	740,000	[c]	768,675
						13,329,575
Energy - 8.7%
Carrizo Oil & Gas,
Gtd. Notes		7.50	9/15/20	2,615,000	[b]	2,660,762
Cheniere Corp Christi,
Sr. Scd. Notes		7.00	6/30/24	935,000	[b,c]	961,302
Continental Resources,
Gtd. Notes		4.50	4/15/23	880,000	[b]	825,000

		Coupon	Maturity	Principal
Bonds and Notes - 137.4% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Energy - 8.7% (continued)
Continental Resources,
Gtd. Notes		3.80	6/1/24	610,000	[b]	535,275
Crestwood Midstream Partners,
Gtd. Bonds		6.13	3/1/22	1,330,000		1,228,095
CVR Refining/Coffeyville Finance,
Gtd. Notes		6.50	11/1/22	165,000		142,725
Energy Transfer Equity,
Sr. Scd. Notes		7.50	10/15/20	1,000,000	[b]	1,065,000
Forum Energy Technologies,
Gtd. Notes		6.25	10/1/21	975,000	[b]	909,188
Genesis Energy,
Gtd. Notes		6.75	8/1/22	1,900,000	[b]	1,852,500
Laredo Petroleum,
Gtd. Notes		7.38	5/1/22	1,100,000		1,108,250
Matador Resources,
Gtd. Notes		6.88	4/15/23	1,050,000	[b]	1,076,250
Oasis Petroleum,
Gtd. Notes		6.50	11/1/21	355,000		325,713
Oasis Petroleum,
Gtd. Notes		6.88	3/15/22	1,200,000		1,116,000
Rice Energy,
Gtd. Notes		6.25	5/1/22	1,155,000	[b]	1,152,113
RSP Permian,
Gtd. Notes		6.63	10/1/22	920,000	[b]	952,200
Sanchez Energy,
Gtd. Notes		7.75	6/15/21	935,000	[b]	797,088
Targa Resources Partners,
Gtd. Notes		6.88	2/1/21	1,005,000	[b]	1,027,613
Targa Resources Partners,
Gtd. Notes		6.38	8/1/22	755,000		760,663
Unit,
Gtd. Notes		6.63	5/15/21	1,235,000		960,213
Whiting Petroleum,
Gtd. Notes		5.00	3/15/19	410,000	[b]	379,250
Whiting Petroleum,
Gtd. Notes		5.75	3/15/21	955,000	[b]	867,856
Whiting Petroleum,
Gtd. Notes		6.25	4/1/23	540,000		486,000
						21,189,056
Financials - 17.1%
Ally Financial,
Gtd. Notes		7.50	9/15/20	860,000	[b]	961,050
Ally Financial,
Gtd. Notes		8.00	11/1/31	3,045,000	[b]	3,539,812
Argos Merger Sub,
Sr. Unscd. Notes		7.13	3/15/23	2,645,000	[b,c]	2,727,656
Ashton Woods,
Sr. Unscd. Notes		6.88	2/15/21	1,050,000	[b,c]	950,250
Cabot Financial,
Sr. Scd. Notes	GBP	8.38	8/1/20	475,000		645,816
Communications Sales & Leasing,
Gtd. Notes		8.25	10/15/23	1,985,000	[b]	2,019,737
Consolidated Energy Finance,
Gtd. Notes		6.75	10/15/19	1,081,000	[b,c]	1,021,545
Garfunkelux Holdco 2,
Gtd. Bonds	GBP	11.00	11/1/23	2,045,000	[c]	2,477,402

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 137.4% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Financials - 17.1% (continued)
Hub Holdings,
Sr. Unscd. Notes		8.13	7/15/19	2,640,000	[b,c]	2,547,600
HUB International,
Sr. Unscd. Notes		7.88	10/1/21	1,175,000	[b,c]	1,130,938
International Lease Finance,
Sr. Unscd. Notes		8.88	9/1/17	1,675,000	[b]	1,790,156
International Lease Finance,
Sr. Unscd. Notes		8.25	12/15/20	3,195,000	[b]	3,789,494
International Lease Finance,
Sr. Unscd. Notes		8.63	1/15/22	1,255,000	[b]	1,532,669
KCG Holdings,
Sr. Scd. Notes		6.88	3/15/20	1,175,000	[b,c]	1,066,313
Ladder Capital Finance Holdings,
Sr. Unscd. Notes		7.38	10/1/17	1,100,000	[b]	1,117,875
Lloyds Bank,
Sub. Notes	GBP	10.75	12/16/21	2,385,000	[d]	3,283,687
Navient,
Sr. Unscd. Notes		8.45	6/15/18	2,675,000	[b]	2,902,375
Provident Funding Associates,
Gtd. Notes		6.75	6/15/21	1,105,000	[b,c]	1,052,513
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	1,530,000	[d]	1,594,812
Solera Finance,
Sr. Unscd. Notes		10.50	3/1/24	1,760,000	[b,c]	1,855,700
USI,
Sr. Unscd. Notes		7.75	1/15/21	2,355,000	[b,c]	2,340,281
York Risk Services Holding,
Gtd. Notes		8.50	10/1/22	1,930,000	[b,c]	1,433,025
						41,780,706
Health Care - 15.9%
Auris Luxembourg II,
Sr. Unscd. Bonds	EUR	8.00	1/15/23	530,000	[c]	633,047
Auris Luxembourg II,
Sr. Unscd. Bonds	EUR	8.00	1/15/23	1,165,000		1,391,510
Capsugel,
Sr. Unscd. Notes		7.00	5/15/19	1,353,000	[b,c]	1,356,383
CHS/Community Health Systems,
Gtd. Notes		8.00	11/15/19	1,900,000	[b]	1,864,375
CHS/Community Health Systems,
Gtd. Notes		6.88	2/1/22	1,250,000	[b]	1,100,000
Concordia International,
Gtd. Notes		9.50	10/21/22	2,095,000	[b,c]	1,964,062
ConvaTec Finance International,
Gtd. Notes		8.25	1/15/19	3,660,000	[b,c]	3,595,950
HCA,
Gtd. Notes		7.50	2/15/22	5,470,000	[b]	6,233,065
IASIS Healthcare,
Gtd. Notes		8.38	5/15/19	1,405,000	[b]	1,356,703
Jaguar Holding Co II,
Gtd. Notes		6.38	8/1/23	1,225,000	[b,c]	1,255,625
JLL/Delta Dutch Pledgeco,
Sr. Unscd. Notes		8.75	5/1/20	1,794,000	[b,c]	1,798,485
Kindred Healthcare,
Gtd. Notes		8.75	1/15/23	3,515,000	[b]	3,482,064
MPH Acquisition Holdings,
Sr. Unscd. Notes		7.13	6/1/24	1,310,000	[c]	1,378,775

		Coupon	Maturity	Principal
Bonds and Notes - 137.4% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Health Care - 15.9% (continued)
Prestige Brands,
Gtd. Notes		6.38	3/1/24	890,000	[b,c]	927,825
Synlab Unsecured Bondco,
Sr. Unscd. Bonds	EUR	8.25	7/1/23	460,000		522,101
Tenet Healthcare,
Sr. Unscd. Notes		8.13	4/1/22	5,355,000	[b]	5,514,579
Valeant Pharmaceuticals International,
Gtd. Notes		7.50	7/15/21	3,940,000	[b,c]	3,494,287
Valeant Pharmaceuticals International,
Gtd. Notes		6.13	4/15/25	1,060,000	[c]	853,300
						38,722,136
Industrials - 10.5%
Acosta,
Sr. Unscd. Notes		7.75	10/1/22	1,175,000	[b,c]	1,036,938
Advanced Disposal Services,
Gtd. Notes		8.25	10/1/20	2,930,000	[b]	2,988,600
Ahern Rentals,
Scd. Notes		7.38	5/15/23	1,385,000	[b,c]	962,575
Bombardier,
Sr. Unscd. Notes		7.75	3/15/20	425,000	[b,c]	419,688
Bombardier,
Sr. Unscd. Notes		7.50	3/15/25	745,000	[b,c]	648,150
Cemex,
Sr. Scd. Notes		7.75	4/16/26	1,310,000	[c]	1,378,775
Cemex Finance,
Sr. Scd. Notes		9.38	10/12/22	1,736,000	[c]	1,918,280
DPx Holdings,
Sr. Unscd. Notes		7.50	2/1/22	1,990,000	[b,c]	2,052,187
Gardner Denver,
Sr. Unscd. Notes		6.88	8/15/21	1,095,000	[b,c]	999,188
Gates Global,
Gtd. Notes		6.00	7/15/22	1,185,000	[b,c]	1,042,800
GFL Environmental,
Sr. Unscd. Notes		9.88	2/1/21	2,030,000	[b,c]	2,172,100
H&E Equipment Services,
Gtd. Notes		7.00	9/1/22	750,000	[b]	780,000
Navios Maritime Acquisition,
Sr. Scd. Notes		8.13	11/15/21	475,000	[b,c]	375,250
Nortek,
Gtd. Notes		8.50	4/15/21	1,570,000	[b]	1,629,267
Reliance Intermediate Holdings,
Sr. Scd. Notes		6.50	4/1/23	2,038,000	[b,c]	2,129,710
XPO Logistics,
Gtd. Notes		6.50	6/15/22	1,815,000	[b,c]	1,740,131
XPO Logistics,
Sr. Unscd. Notes		7.88	9/1/19	950,000	[b,c]	971,375
Zachry Holdings,
Sr. Unscd. Notes		7.50	2/1/20	2,300,000	[b,c]	2,288,500
						25,533,514
Information Technology - 7.2%
Diamond 1 Finance,
Gtd. Notes		7.13	6/15/24	855,000	[c]	894,332
Diamond 1 Finance,
Sr. Scd. Notes		6.02	6/15/26	835,000	[b,c]	867,904
Diamond 1 Finance,
Sr. Scd. Notes		8.35	7/15/46	1,400,000	[c]	1,512,837

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 137.4% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Information Technology - 7.2% (continued)
Diamond 1 Finance,
Sr. Unscd. Notes		5.88	6/15/21	595,000	[c]	610,339
Ensemble S Merger Sub,
Sr. Notes		9.00	9/30/23	3,530,000	[b,c]	3,499,112
First Data,
Gtd. Notes		7.00	12/1/23	4,450,000	[b,c]	4,533,437
Infor Software Parent,
Gtd. Notes		7.13	5/1/21	2,410,000	[b,c]	2,156,950
Infor US,
Gtd. Notes		6.50	5/15/22	1,335,000	[b]	1,267,422
Riverbed Technology,
Gtd. Notes		8.88	3/1/23	2,075,000	[b,c]	2,158,000
						17,500,333
Materials - 18.3%
ArcelorMittal,
Sr. Unscd. Bonds		10.85	6/1/19	4,473,000	[b]	5,289,322
Ardagh Finance Holdings,
Sr. Unscd. Notes		8.63	6/15/19	1,959,685	[b,c]	1,989,080
Ardagh Packaging Finance,
Gtd. Notes		7.25	5/15/24	2,215,000	[b,c]	2,271,759
Ashland,
Sr. Unscd. Notes		6.88	5/15/43	620,000	[b]	623,100
Axalta Coating Systems/Dutch,
Gtd. Notes		7.38	5/1/21	2,625,000	[b,c]	2,772,656
Boise Cascade,
Gtd. Notes		6.38	11/1/20	985,000	[b]	1,009,625
BWAY Holding,
Sr. Unscd. Notes		9.13	8/15/21	5,750,000	[b,c]	5,534,375
CVR Partners,
Sr. Scd. Notes		9.25	6/15/23	1,495,000	[c]	1,526,769
Freeport-McMoRan,
Gtd. Notes		3.55	3/1/22	1,340,000	[b]	1,185,900
Freeport-McMoRan,
Gtd. Notes		3.88	3/15/23	1,205,000	[b]	1,060,400
Freeport-McMoRan,
Gtd. Notes		5.45	3/15/43	480,000	[b]	387,600
Global Brass & Copper,
Sr. Scd. Notes		9.50	6/1/19	1,655,000	[b]	1,737,336
Hexion,
Sr. Scd. Notes		8.88	2/1/18	220,000	[b]	191,950
Hexion,
Sr. Scd. Notes		10.00	4/15/20	1,125,000	[b]	1,054,688
Horizon Holdings I,
Sr. Unscd. Notes	EUR	7.25	8/1/23	570,000	[c]	657,942
INEOS Group Holdings,
Scd. Notes	EUR	6.50	8/15/18	750,000		845,841
Lennar,
Gtd. Notes		12.25	6/1/17	400,000		437,200
Mercer International,
Gtd. Notes		7.75	12/1/22	2,620,000	[b]	2,633,100
Platform Specialty Products,
Sr. Unscd. Bonds		10.38	5/1/21	2,295,000	[b,c]	2,317,950
Ply Gem Industries,
Gtd. Notes		6.50	2/1/22	435,000	[b]	424,125
Reynolds Group,
Gtd. Notes		9.88	8/15/19	765,000	[b]	790,819

	Coupon	Maturity	Principal
Bonds and Notes - 137.4% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Materials - 18.3% (continued)
Reynolds Group,
Gtd. Notes	7.00	7/15/24	1,070,000	[c]	1,103,571
Sappi Papier Holding,
Sr. Scd. Notes	7.75	7/15/17	730,000	[b,c]	759,200
Signode Industrial Group,
Gtd. Notes	6.38	5/1/22	2,520,000	[b,c]	2,422,350
Summit Materials,
Gtd. Notes	8.50	4/15/22	1,030,000	[c]	1,095,663
Teck Resources,
Gtd. Notes	4.50	1/15/21	440,000		385,000
Teck Resources,
Gtd. Notes	4.75	1/15/22	620,000		526,938
Trinseo Materials Operating,
Sr. Unscd. Notes	6.75	5/1/22	1,450,000	[b,c]	1,450,000
Tronox Finance,
Gtd. Notes	6.38	8/15/20	1,345,000	[b]	1,005,388
Univar,
Gtd. Notes	6.75	7/15/23	1,200,000	[b,c]	1,191,000
					44,680,647
Telecommunications - 21.3%
Alcatel-Lucent USA,
Sr. Unscd. Notes	6.45	3/15/29	2,295,000		2,404,012
Altice,
Gtd. Notes	7.75	5/15/22	2,330,000	[b,c]	2,362,037
Altice,
Gtd. Notes	7.63	2/15/25	1,500,000	[b,c]	1,470,000
Altice Financing,
Sr. Scd. Bonds	7.50	5/15/26	790,000	[b,c]	778,150
Altice Finco,
Gtd. Notes	7.63	2/15/25	210,000	[b,c]	192,938
Altice Finco,
Sr. Scd. Notes	9.88	12/15/20	2,000,000	[b,c]	2,141,250
Altice Finco,
Sr. Scd. Notes	8.13	1/15/24	1,900,000	[b,c]	1,847,750
CenturyLink,
Sr. Unscd. Notes, Ser. W	6.75	12/1/23	2,915,000	[b]	2,874,919
Cincinnati Bell,
Gtd. Notes	8.38	10/15/20	859,000	[b]	900,155
Digicel Group,
Sr. Unscd. Notes	8.25	9/30/20	3,175,000	[c]	2,667,000
Digicel Group,
Sr. Unscd. Notes	7.13	4/1/22	1,425,000	[c]	1,066,969
DISH DBS,
Gtd. Notes	7.75	7/1/26	3,450,000	[c]	3,570,750
Frontier Communications,
Sr. Unscd. Notes	10.50	9/15/22	2,605,000	[b]	2,766,184
Frontier Communications,
Sr. Unscd. Notes	11.00	9/15/25	3,190,000	[b]	3,325,575
Hughes Satellite Systems,
Gtd. Notes	7.63	6/15/21	3,010,000	[b]	3,250,424
Neptune Finco,
Sr. Unscd. Notes	10.13	1/15/23	4,075,000	[b,c]	4,574,187
Sable International Finance,
Gtd. Notes	6.88	8/1/22	1,220,000	[b,c]	1,231,370
Sprint,
Gtd. Notes	7.88	9/15/23	501,000	[b]	412,073

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 137.4% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Telecommunications - 21.3% (continued)
Sprint Capital,
Gtd. Notes	8.75	3/15/32	800,000	[b]	688,000
Sprint Communications,
Gtd. Notes	9.00	11/15/18	1,175,000	[b,c]	1,255,781
Sprint Communications,
Sr. Unscd. Notes	11.50	11/15/21	5,325,000	[b]	5,287,725
T-Mobile USA,
Gtd. Bonds	6.63	4/28/21	1,000,000	[b]	1,048,750
T-Mobile USA,
Gtd. Bonds	6.73	4/28/22	1,000,000	[b]	1,055,300
T-Mobile USA,
Gtd. Bonds	6.84	4/28/23	2,840,000	[b]	3,010,400
T-Mobile USA,
Gtd. Notes	6.00	4/15/24	765,000		797,513
Windstream Services,
Gtd. Notes	7.75	10/15/20	975,000	[b]	960,375
					51,939,587
Utilities - 6.1%
Calpine,
Sr. Scd. Notes	7.88	1/15/23	1,719,000	[b,c]	1,822,140
Dynegy,
Gtd. Notes	7.63	11/1/24	3,745,000	[b]	3,609,244
NRG Energy,
Gtd. Notes	7.88	5/15/21	3,317,000	[b]	3,449,680
NRG Energy,
Gtd. Notes	6.25	7/15/22	1,010,000	[b]	992,325
Talen Energy Supply,
Sr. Unscd. Notes	6.50	6/1/25	2,295,000	[b]	1,916,325
The Williams Companies,
Sr. Unscd. Notes	7.88	9/1/21	485,000	[b]	523,800
The Williams Companies,
Sr. Unscd. Notes	4.55	6/24/24	930,000		858,855
Viridian Group Fundco II,
Sr. Scd. Notes	EUR 7.50	3/1/20	1,390,000		1,604,261
					14,776,630
Total Bonds and Notes
(cost $340,733,970)					334,729,457
Preferred Stocks - .7%

Financials - .7%
GMAC Capital Trust I,
Ser. 2
(cost $1,795,257)	6.41	2/15/40	70,831	[d]	1,758,025

Other Investment - 4.3%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money
Market Fund
(cost $10,438,283)			10,438,283	[e]	10,438,283

Total Investments (cost $352,967,510)			142.4%		346,925,765
Liabilities, Less Cash and Receivables			(42.4%)		(103,260,926)
Net Assets			100.0%		243,664,839

a Principal amount stated in U.S. Dollars unless otherwise noted.

EUR—Euro
GBP—British Pound

b Security, or portion thereof, on collateral for Revolving Credit and Security Agreement.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities were valued at
$153,685,211 or 63.07% of net assets.
d Variable rate security—rate shown is the interest rate in effect at period end.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Corporate Bonds	137.4
Money Market Investment	4.3
Preferred Stocks	.7
142.4
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
June 30, 2016 (Unaudited)

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	334,729,457	-	334,729,457
Mutual Funds	10,438,283	-	-	10,438,283
Preferred Stocks†	-	1,758,025	-	1,758,025
Other Financial Instruments:
Financial Foreign Currency
Exchange Contracts††	-	745,456	-	745,456

† See Statement of Investments for additional detailed categorizations.
Amount shown represents unrealized appreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates

NOTES

on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Forward Foreign
Currency
Exchange	Foreign Currency			Unrealized
Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:
Barclays Bank
British Pound,
Expiring
7/29/2016	3,280,000	4,685,456	4,367,639	317,817
Common Wealth Bank of Australia
Euro,
Expiring
7/29/2016	2,535,000	2,856,184	2,816,306	39,878
Goldman Sachs International
British Pound,
Expiring
7/29/2016	3,345,000	4,779,449	4,454,193	325,256
Euro,
Expiring
7/29/2016	1,935,000	2,172,034	2,149,725	22,309
Morgan Stanley Capital Services
Euro,
Expiring
7/29/2016	2,490,000	2,806,508	2,766,312	40,196
Gross Unrealized Appreciation				745,456

NOTES

At June 30, 2016, accumulated net unrealized depreciation on investments was $6,041,745, consisting of $6,555,454 gross unrealized appreciation and $12,597,199 gross unrealized depreciation.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 11, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 11, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)